Shareholder Report, Holdings (Details)	Dec. 31, 2024
American Funds Global Growth Portfolio - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Global Growth Portfolio - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.99%
American Funds Global Growth Portfolio - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
American Funds Global Growth Portfolio - Class 4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds Growth and Income Portfolio - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Growth and Income Portfolio - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
American Funds Growth and Income Portfolio - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
American Funds Growth and Income Portfolio - Class 4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds Growth and Income Portfolio - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.34%
American Funds Growth and Income Portfolio - Class 4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
American Funds Growth and Income Portfolio - Class 4 | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
American Funds Growth and Income Portfolio - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%
American Funds Managed Risk Growth Portfolio - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
American Funds Managed Risk Growth Portfolio - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.91%
American Funds Managed Risk Growth Portfolio - Class P2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%	[1]
American Funds Managed Risk Growth Portfolio - Class P2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.19%
American Funds Managed Risk Growth Portfolio - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.84%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.06%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.05%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.89%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[1]
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.03%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Funds IS 2070 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.86%
American Funds IS 2070 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.36%
American Funds IS 2070 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
American Funds IS 2070 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
American Funds IS 2070 Target Date Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2070 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.86%
American Funds IS 2070 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.36%
American Funds IS 2070 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
American Funds IS 2070 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
American Funds IS 2070 Target Date Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2070 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.86%
American Funds IS 2070 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.36%
American Funds IS 2070 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
American Funds IS 2070 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
American Funds IS 2070 Target Date Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2070 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.86%
American Funds IS 2070 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.36%
American Funds IS 2070 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
American Funds IS 2070 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
American Funds IS 2070 Target Date Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2065 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.23%
American Funds IS 2065 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.69%
American Funds IS 2065 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds IS 2065 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
American Funds IS 2065 Target Date Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.62%
American Funds IS 2065 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.23%
American Funds IS 2065 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.69%
American Funds IS 2065 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds IS 2065 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
American Funds IS 2065 Target Date Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.62%
American Funds IS 2065 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.23%
American Funds IS 2065 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.69%
American Funds IS 2065 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds IS 2065 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
American Funds IS 2065 Target Date Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.62%
American Funds IS 2065 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.23%
American Funds IS 2065 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.69%
American Funds IS 2065 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds IS 2065 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
American Funds IS 2065 Target Date Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.62%
American Funds IS 2060 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.67%
American Funds IS 2060 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.55%
American Funds IS 2060 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
American Funds IS 2060 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
American Funds IS 2060 Target Date Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
American Funds IS 2060 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.67%
American Funds IS 2060 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.55%
American Funds IS 2060 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
American Funds IS 2060 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
American Funds IS 2060 Target Date Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
American Funds IS 2060 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.67%
American Funds IS 2060 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.55%
American Funds IS 2060 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
American Funds IS 2060 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
American Funds IS 2060 Target Date Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
American Funds IS 2060 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.67%
American Funds IS 2060 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.55%
American Funds IS 2060 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
American Funds IS 2060 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%
American Funds IS 2060 Target Date Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
American Funds IS 2055 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
American Funds IS 2055 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.95%
American Funds IS 2055 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%
American Funds IS 2055 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
American Funds IS 2055 Target Date Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
American Funds IS 2055 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
American Funds IS 2055 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.95%
American Funds IS 2055 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%
American Funds IS 2055 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
American Funds IS 2055 Target Date Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
American Funds IS 2055 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
American Funds IS 2055 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.95%
American Funds IS 2055 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%
American Funds IS 2055 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
American Funds IS 2055 Target Date Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
American Funds IS 2055 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
American Funds IS 2055 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.95%
American Funds IS 2055 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%
American Funds IS 2055 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
American Funds IS 2055 Target Date Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
American Funds IS 2050 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.51%
American Funds IS 2050 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.19%
American Funds IS 2050 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
American Funds IS 2050 Target Date Fund - Class 1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
American Funds IS 2050 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
American Funds IS 2050 Target Date Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
American Funds IS 2050 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.51%
American Funds IS 2050 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.19%
American Funds IS 2050 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
American Funds IS 2050 Target Date Fund - Class 1A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
American Funds IS 2050 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
American Funds IS 2050 Target Date Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
American Funds IS 2050 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.51%
American Funds IS 2050 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.19%
American Funds IS 2050 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
American Funds IS 2050 Target Date Fund - Class 2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
American Funds IS 2050 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
American Funds IS 2050 Target Date Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
American Funds IS 2050 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.51%
American Funds IS 2050 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.19%
American Funds IS 2050 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
American Funds IS 2050 Target Date Fund - Class 4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
American Funds IS 2050 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
American Funds IS 2050 Target Date Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
American Funds IS 2045 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.77%
American Funds IS 2045 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.87%
American Funds IS 2045 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
American Funds IS 2045 Target Date Fund - Class 1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
American Funds IS 2045 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
American Funds IS 2045 Target Date Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Funds IS 2045 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.77%
American Funds IS 2045 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.87%
American Funds IS 2045 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
American Funds IS 2045 Target Date Fund - Class 1A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
American Funds IS 2045 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
American Funds IS 2045 Target Date Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Funds IS 2045 Target Date Fund - Class 2 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.77%
American Funds IS 2045 Target Date Fund - Class 2 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.87%
American Funds IS 2045 Target Date Fund - Class 2 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
American Funds IS 2045 Target Date Fund - Class 2 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
American Funds IS 2045 Target Date Fund - Class 2 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
American Funds IS 2045 Target Date Fund - Class 2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Funds IS 2045 Target Date Fund - Class 4 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.77%
American Funds IS 2045 Target Date Fund - Class 4 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.87%
American Funds IS 2045 Target Date Fund - Class 4 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
American Funds IS 2045 Target Date Fund - Class 4 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
American Funds IS 2045 Target Date Fund - Class 4 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
American Funds IS 2045 Target Date Fund - Class 4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Funds® IS 2040 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.41%
American Funds® IS 2040 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.25%
American Funds® IS 2040 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
American Funds® IS 2040 Target Date Fund - Class 1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Funds® IS 2040 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
American Funds® IS 2040 Target Date Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000242643 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.41%
C000242643 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.25%
C000242643 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
C000242643 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000242643 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
C000242643 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds® IS 2040 Target Date Fund - Class 2 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.41%
American Funds® IS 2040 Target Date Fund - Class 2 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.25%
American Funds® IS 2040 Target Date Fund - Class 2 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
American Funds® IS 2040 Target Date Fund - Class 2 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Funds® IS 2040 Target Date Fund - Class 2 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
American Funds® IS 2040 Target Date Fund - Class 2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds IS 2040 Target Date Fund - Class 4 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.41%
American Funds IS 2040 Target Date Fund - Class 4 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.25%
American Funds IS 2040 Target Date Fund - Class 4 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
American Funds IS 2040 Target Date Fund - Class 4 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
American Funds IS 2040 Target Date Fund - Class 4 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
American Funds IS 2040 Target Date Fund - Class 4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds IS 2035 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2035 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.92%
American Funds IS 2035 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds IS 2035 Target Date Fund - Class 1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2035 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.12%
American Funds IS 2035 Target Date Fund - Class 1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
American Funds IS 2035 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%
American Funds IS 2035 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2035 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.92%
American Funds IS 2035 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds IS 2035 Target Date Fund - Class 1A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2035 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.12%
American Funds IS 2035 Target Date Fund - Class 1A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
American Funds IS 2035 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%
American Funds IS 2035 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2035 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.92%
American Funds IS 2035 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds IS 2035 Target Date Fund - Class 2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2035 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.12%
American Funds IS 2035 Target Date Fund - Class 2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
American Funds IS 2035 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%
American Funds IS 2035 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2035 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.92%
American Funds IS 2035 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds IS 2035 Target Date Fund - Class 4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2035 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.12%
American Funds IS 2035 Target Date Fund - Class 4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
American Funds IS 2035 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%
American Funds IS 2030 Target Date Fund - Class 1 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds IS 2030 Target Date Fund - Class 1 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds IS 2030 Target Date Fund - Class 1 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.17%
American Funds IS 2030 Target Date Fund - Class 1 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
American Funds IS 2030 Target Date Fund - Class 1 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%
American Funds IS 2030 Target Date Fund - Class 1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
American Funds IS 2030 Target Date Fund - Class 1A [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds IS 2030 Target Date Fund - Class 1A [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds IS 2030 Target Date Fund - Class 1A [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.17%
American Funds IS 2030 Target Date Fund - Class 1A [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
American Funds IS 2030 Target Date Fund - Class 1A [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%
American Funds IS 2030 Target Date Fund - Class 1A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
American Funds IS 2030 Target Date Fund - Class 2 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.17%
American Funds IS 2030 Target Date Fund - Class 2 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds IS 2030 Target Date Fund - Class 2 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds IS 2030 Target Date Fund - Class 2 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%
American Funds IS 2030 Target Date Fund - Class 2 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
American Funds IS 2030 Target Date Fund - Class 2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
American Funds IS 2030 Target Date Fund - Class 4 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
American Funds IS 2030 Target Date Fund - Class 4 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
American Funds IS 2030 Target Date Fund - Class 4 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.17%
American Funds IS 2030 Target Date Fund - Class 4 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
American Funds IS 2030 Target Date Fund - Class 4 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%
American Funds IS 2030 Target Date Fund - Class 4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
American Funds IS 2025 Target Date Fund - Class 1 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
American Funds IS 2025 Target Date Fund - Class 1 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.78%
American Funds IS 2025 Target Date Fund - Class 1 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.76%
American Funds IS 2025 Target Date Fund - Class 1 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
American Funds IS 2025 Target Date Fund - Class 1 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
American Funds IS 2025 Target Date Fund - Class 1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds IS 2025 Target Date Fund - Class 1A [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
American Funds IS 2025 Target Date Fund - Class 1A [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.78%
American Funds IS 2025 Target Date Fund - Class 1A [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.76%
American Funds IS 2025 Target Date Fund - Class 1A [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
American Funds IS 2025 Target Date Fund - Class 1A [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
American Funds IS 2025 Target Date Fund - Class 1A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds IS 2025 Target Date Fund - Class 2 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
American Funds IS 2025 Target Date Fund - Class 2 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.78%
American Funds IS 2025 Target Date Fund - Class 2 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.76%
American Funds IS 2025 Target Date Fund - Class 2 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
American Funds IS 2025 Target Date Fund - Class 2 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
American Funds IS 2025 Target Date Fund - Class 2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds IS 2025 Target Date Fund - Class 4 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
American Funds IS 2025 Target Date Fund - Class 4 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.78%
American Funds IS 2025 Target Date Fund - Class 4 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.76%
American Funds IS 2025 Target Date Fund - Class 4 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
American Funds IS 2025 Target Date Fund - Class 4 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
American Funds IS 2025 Target Date Fund - Class 4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds IS 2020 Target Date Fund - Class 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund - Class 1 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
American Funds IS 2020 Target Date Fund - Class 1 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.96%
American Funds IS 2020 Target Date Fund - Class 1 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
American Funds IS 2020 Target Date Fund - Class 1 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
American Funds IS 2020 Target Date Fund - Class 1 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.04%
American Funds IS 2020 Target Date Fund - Class 1 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
American Funds IS 2020 Target Date Fund - Class 1A [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund - Class 1A [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
American Funds IS 2020 Target Date Fund - Class 1A [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.96%
American Funds IS 2020 Target Date Fund - Class 1A [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
American Funds IS 2020 Target Date Fund - Class 1A [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
American Funds IS 2020 Target Date Fund - Class 1A [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.04%
American Funds IS 2020 Target Date Fund - Class 1A [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
American Funds IS 2020 Target Date Fund - Class 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund - Class 2 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
American Funds IS 2020 Target Date Fund - Class 2 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.96%
American Funds IS 2020 Target Date Fund - Class 2 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
American Funds IS 2020 Target Date Fund - Class 2 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
American Funds IS 2020 Target Date Fund - Class 2 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.04%
American Funds IS 2020 Target Date Fund - Class 2 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
American Funds IS 2020 Target Date Fund - Class 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund - Class 4 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
American Funds IS 2020 Target Date Fund - Class 4 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.96%
American Funds IS 2020 Target Date Fund - Class 4 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
American Funds IS 2020 Target Date Fund - Class 4 [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
American Funds IS 2020 Target Date Fund - Class 4 [Member] | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.04%
American Funds IS 2020 Target Date Fund - Class 4 [Member] | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
American Funds® IS 2015 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2015 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2015 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.89%
American Funds® IS 2015 Target Date Fund - Class 1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds® IS 2015 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.32%
American Funds® IS 2015 Target Date Fund - Class 1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.94%
American Funds® IS 2015 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
American Funds IS 2015 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2015 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.89%
American Funds IS 2015 Target Date Fund - Class 1A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2015 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.32%
American Funds IS 2015 Target Date Fund - Class 1A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.94%
American Funds IS 2015 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
American Funds IS 2015 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2015 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.89%
American Funds IS 2015 Target Date Fund - Class 2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2015 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.32%
American Funds IS 2015 Target Date Fund - Class 2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.94%
American Funds IS 2015 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
American Funds IS 2015 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2015 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.89%
American Funds IS 2015 Target Date Fund - Class 4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2015 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.32%
American Funds IS 2015 Target Date Fund - Class 4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.94%
American Funds IS 2015 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
American Funds IS 2010 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
American Funds IS 2010 Target Date Fund - Class 1 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds IS 2010 Target Date Fund - Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.35%
American Funds IS 2010 Target Date Fund - Class 1 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.94%
American Funds IS 2010 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds® IS 2010 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2010 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
American Funds® IS 2010 Target Date Fund - Class 1A | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds® IS 2010 Target Date Fund - Class 1A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.35%
American Funds® IS 2010 Target Date Fund - Class 1A | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.94%
American Funds® IS 2010 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds® IS 2010 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2010 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
American Funds® IS 2010 Target Date Fund - Class 2 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds® IS 2010 Target Date Fund - Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.35%
American Funds® IS 2010 Target Date Fund - Class 2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.94%
American Funds® IS 2010 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds® IS 2010 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2010 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
American Funds® IS 2010 Target Date Fund - Class 4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds® IS 2010 Target Date Fund - Class 4 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.35%
American Funds® IS 2010 Target Date Fund - Class 4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.94%
American Funds® IS 2010 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%

[1]	Includes derivatives.
[2]	Less than 0.01%.